Convertible loan notes - Summary Of Movements In The Carrying Value Of The Liability Component Of The Loan Notes (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DisclosureOfMovementsInTheCarryingValueOfTheLiabilityComponentOfTheLoanNotes [Abstract]
January 1	£ 10,613	£ 12,946
Issued	0	0
Interest charged	1,981	2,974
Converted to equity	(5,958)	(5,307)
December 31	£ 6,636	£ 10,613